Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
18. Quarterly Data
Total interest income	$ 11,319	$ 11,421	$ 12,517	$ 11,922	$ 12,202	$ 11,868	$ 11,638	$ 12,250
Total interest expense	687	861	842	815	941	942	912	1,041	$ 3,205	$ 3,836	$ 3,757
Net interest income	10,632	10,560	11,675	11,107	11,261	10,926	10,726	11,209	43,974	44,122	45,844
Provision for loan losses	300	182	226	455	799	522	1,417	1,521	(1,163)	4,259	863
Total non-interest income	6,966	6,040	6,040	5,873	5,948	7,132	5,239	4,595	24,919	22,914	17,739
Total non-interest expense	14,159	12,568	12,132	12,268	14,116	11,914	11,452	11,449	51,127	48,931	45,517
Income before income taxes	3,739	4,214	5,809	5,167	2,294	5,622	3,096	2,834	18,929	13,846	17,203
Total income tax	732	824	1,194	1,046	374	1,113	535	467	3,796	2,489	3,136
Net earnings	$ 3,007	$ 3,390	$ 4,615	$ 4,121	$ 1,920	$ 4,509	$ 2,561	$ 2,367	$ 15,133	$ 11,357	$ 14,067
Basic earnings per share	$ 0.55	$ 0.61	$ 0.82	$ 0.73	$ 0.34	$ 0.80	$ 0.46	$ 0.41	$ 2.71	$ 2.01	$ 2.43
Diluted net earnings per share	$ 0.53	$ 0.59	$ 0.80	$ 0.71	$ 0.33	$ 0.78	$ 0.44	$ 0.40	$ 2.63	$ 1.95	$ 2.36